VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 22, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

RE:       Voya Series Fund, Inc. (formerly, ING Series Fund, Inc.)

(File Nos.  033-41694; 811-06352)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 186 (“Amendment”) to the Registration Statement of Voya Series Fund, Inc. (“Registrant”).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended and shall become effective on February 27, 2015.  The Registrant is filing the Amendment for the purpose of updating the Registrant’s Voya Global Target Payment Fund’s Prospectus and Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:       Philip H. Newman, Esq.

Goodwin Procter LLP